LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.45%
Canada–1.43%
Constellation Software, Inc.	236	$487,216
†Descartes Systems Group, Inc.	3,534	259,325
GFL Environmental, Inc.	343,500	10,909,560
†Lumine Group, Inc.	2,489	36,870
†Shopify, Inc. Class A	23,237	1,268,390
		12,961,361
Denmark–0.01%
†Genmab AS ADR	2,303	81,227
		81,227
France–4.73%
Airbus SE	9,885	1,327,057
BNP Paribas SA	29,105	1,859,508
Capgemini SE	9,656	1,692,620
Cie de Saint-Gobain SA	110,371	6,637,313
Danone SA	29,203	1,613,521
Sanofi	77,049	8,266,567
TotalEnergies SE	231,491	15,249,991
Veolia Environnement SA	216,320	6,273,360
		42,919,937
Germany–5.00%
Bayer AG	155,035	7,449,744
Continental AG	44,766	3,159,675
†Covestro AG	30,699	1,657,230
Deutsche Telekom AG	597,671	12,554,345
Fresenius Medical Care AG & Co. KGaA	132,564	5,723,861
Fresenius SE & Co. KGaA	61,306	1,909,473
Infineon Technologies AG	132,181	4,381,810
SAP SE	54,439	7,068,983
Siemens AG	10,122	1,451,764
		45,356,885
Ireland–3.45%
Accenture PLC Class A	22,820	7,008,250
†AerCap Holdings NV	30,005	1,880,414
CRH PLC	152,001	8,423,430
Medtronic PLC	179,094	14,033,806
		31,345,900
Israel–0.17%
†Check Point Software Technologies Ltd.	11,025	1,469,412
†Mobileye Global, Inc. Class A	2,712	112,684
		1,582,096
Japan–5.90%
Denso Corp.	95,632	1,536,486
Hitachi Ltd.	110,800	6,876,807
Honda Motor Co. Ltd.	903,900	10,173,714
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keyence Corp.	940	$349,103
Mitsubishi Electric Corp.	87,328	1,080,497
Nitori Holdings Co. Ltd.	39,300	4,394,426
†Renesas Electronics Corp.	71,115	1,087,616
Seven & i Holdings Co. Ltd.	43,282	1,695,772
Sony Group Corp.	70,900	5,807,120
Sumitomo Metal Mining Co. Ltd.	186,700	5,495,806
Sumitomo Mitsui Financial Group, Inc.	195,600	9,616,389
Takeda Pharmaceutical Co. Ltd.	174,200	5,409,945
		53,523,681
Netherlands–1.59%
†Adyen NV	420	313,363
†Argenx SE	1,402	682,731
ASM International NV	1,162	488,338
ASML Holding NV	3,611	2,125,651
NN Group NV	48,731	1,568,295
NXP Semiconductors NV	27,725	5,542,782
SBM Offshore NV	281,525	3,699,694
		14,420,854
New Zealand–0.01%
†Xero Ltd.	902	65,203
		65,203
Republic of Korea–1.44%
Samsung Electronics Co. Ltd.	169,550	8,571,449
Samsung SDI Co. Ltd.	467	176,485
Shinhan Financial Group Co. Ltd.	162,787	4,284,256
		13,032,190
Singapore–0.19%
DBS Group Holdings Ltd.	69,184	1,702,524
		1,702,524
Switzerland–0.33%
Cie Financiere Richemont SA Class A	5,092	623,045
Novartis AG ADR	23,354	2,378,838
		3,001,883
Taiwan–0.75%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	78,300	6,804,270
		6,804,270
United Kingdom–7.64%
†ARM Holdings PLC	1,400	74,928
AstraZeneca PLC	58,284	7,894,888
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
AstraZeneca PLC ADR	11,672	$790,428
Barratt Developments PLC	613,827	3,303,531
BP PLC	261,056	1,692,586
BP PLC ADR	501,519	19,418,816
British American Tobacco PLC	53,821	1,692,238
†Capri Holdings Ltd.	7,003	368,428
Ferguson PLC	9,468	1,557,202
GSK PLC	108,078	1,967,440
Haleon PLC	448,315	1,864,412
HSBC Holdings PLC (London Shares)	572,874	4,507,616
Lloyds Banking Group PLC	14,234,983	7,706,227
nVent Electric PLC	49,700	2,633,603
Reckitt Benckiser Group PLC	23,343	1,650,177
Rio Tinto PLC	22,137	1,397,464
Shell PLC	73,538	2,338,200
TechnipFMC PLC	6,331	128,772
Unilever PLC	167,445	8,298,651
		69,285,607
United States–59.68%
Abbott Laboratories	46,456	4,499,264
AbbVie, Inc.	26,264	3,914,912
Activision Blizzard, Inc.	14,624	1,369,245
†Adobe, Inc.	572	291,663
†Advanced Micro Devices, Inc.	4,622	475,234
Air Products & Chemicals, Inc.	23,050	6,532,370
†Airbnb, Inc. Class A	441	60,510
Albemarle Corp.	38,195	6,494,678
†Alphabet, Inc. Class A	96,984	12,691,326
†Altair Engineering, Inc. Class A	295	18,455
†Amazon.com, Inc.	46,328	5,889,215
American Express Co.	52,084	7,770,412
Amphenol Corp. Class A	2,428	203,928
Analog Devices, Inc.	48,874	8,557,349
†ANSYS, Inc.	2,321	690,613
Apple, Inc.	16,928	2,898,243
†Arista Networks, Inc.	355	65,295
†Array Technologies, Inc.	3,764	83,523
†Aspen Technology, Inc.	938	191,596
†Atlassian Corp. Class A	2,370	477,579
†Axon Enterprise, Inc.	3,772	750,590
Baker Hughes Co.	9,393	331,761
Bank of America Corp.	242,344	6,635,379
Baxter International, Inc.	120,576	4,550,538
Becton Dickinson & Co.	25,654	6,632,329
BlackRock, Inc.	2,187	1,413,874
†Booking Holdings, Inc.	138	425,585
Broadcom, Inc.	233	193,525
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Cadence Design Systems, Inc.	10,701	$2,507,244
Capital One Financial Corp.	15,478	1,502,140
Carlisle Cos., Inc.	11,188	2,900,601
†CBRE Group, Inc. Class A	20,276	1,497,585
†Ceridian HCM Holding, Inc.	871	59,097
†Charter Communications, Inc. Class A	5,313	2,336,764
Chevron Corp.	22,299	3,760,057
Cintas Corp.	8,765	4,216,053
Colgate-Palmolive Co.	150,260	10,684,989
Comcast Corp. Class A	227,876	10,104,022
†Crowdstrike Holdings, Inc. Class A	201	33,643
Crown Holdings, Inc.	98,972	8,757,042
CVS Health Corp.	33,450	2,335,479
Danaher Corp.	16,156	4,008,304
†Datadog, Inc. Class A	4,608	419,743
Delta Air Lines, Inc.	120,372	4,453,764
†Dexcom, Inc.	1,912	178,390
Donaldson Co., Inc.	25,051	1,494,042
†DoorDash, Inc. Class A	402	31,947
Dover Corp.	23,418	3,267,045
DR Horton, Inc.	4,859	522,197
†Duolingo, Inc.	594	98,527
DuPont de Nemours, Inc.	104,115	7,765,938
†DXC Technology Co.	223,976	4,665,420
Ecolab, Inc.	18,629	3,155,753
†Edwards Lifesciences Corp.	631	43,716
Elevance Health, Inc.	4,173	1,817,008
Eli Lilly & Co.	1,874	1,006,582
EnerSys	463	43,832
Entegris, Inc.	4,617	433,582
EOG Resources, Inc.	21,107	2,675,523
Erie Indemnity Co. Class A	7,376	2,166,995
Everest Group Ltd.	4,924	1,830,103
Exxon Mobil Corp.	21,873	2,571,827
†F5, Inc.	34,000	5,478,760
†Fair Isaac Corp.	228	198,025
Fastenal Co.	1,669	91,194
Fidelity National Information Services, Inc.	141,508	7,821,147
†First Solar, Inc.	721	116,506
†Fiserv, Inc.	14,370	1,623,235
Freeport-McMoRan, Inc.	152,057	5,670,205
†Gartner, Inc.	369	126,792
General Dynamics Corp.	15,966	3,528,007
General Motors Co.	49,380	1,628,059
Global Payments, Inc.	16,558	1,910,628
†Haemonetics Corp.	1,645	147,359
HCA Healthcare, Inc.	40,792	10,034,016
LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†HealthEquity, Inc.	1,230	$89,851
HEICO Corp.	1,905	308,477
Honeywell International, Inc.	30,449	5,625,148
†Horizon Therapeutics PLC	7,320	846,851
†HubSpot, Inc.	2,793	1,375,552
Humana, Inc.	3,183	1,548,593
Hyatt Hotels Corp. Class A	56,605	6,004,658
†ICON PLC	29,400	7,239,750
†IDEXX Laboratories, Inc.	3,377	1,476,661
†Inspire Medical Systems, Inc.	2,573	510,586
Intel Corp.	2,428	86,315
Intercontinental Exchange, Inc.	38,432	4,228,289
Intuit, Inc.	4,642	2,371,783
†Intuitive Surgical, Inc.	4,645	1,357,687
JB Hunt Transport Services, Inc.	13,292	2,505,808
Johnson & Johnson	29,199	4,547,744
Johnson Controls International PLC	92,936	4,945,125
JPMorgan Chase & Co.	36,998	5,365,450
Kenvue, Inc.	290,204	5,827,296
KLA Corp.	2,571	1,179,215
†Klaviyo, Inc. Class A	1,565	53,992
Kraft Heinz Co.	52,325	1,760,213
†Krystal Biotech, Inc.	79	9,164
Lam Research Corp.	2,445	1,532,453
†Lattice Semiconductor Corp.	4,681	402,238
Linde PLC	26,000	9,681,100
Lowe's Cos., Inc.	24,796	5,153,601
†Manhattan Associates, Inc.	697	137,769
Mastercard, Inc. Class A	7,892	3,124,522
McCormick & Co., Inc.	43,232	3,270,068
McDonald's Corp.	19,273	5,077,279
Merck & Co., Inc.	17,386	1,789,889
†Meta Platforms, Inc. Class A	5,836	1,752,026
Micron Technology, Inc.	47,757	3,248,909
Microsoft Corp.	93,304	29,460,738
†Monday.com Ltd.	3,765	599,463
Mondelez International, Inc. Class A	45,130	3,132,022
†MongoDB, Inc.	3,734	1,291,441
Monolithic Power Systems, Inc.	2,449	1,131,438
Moody's Corp.	485	153,342
MSCI, Inc.	1,174	602,356
Nasdaq, Inc.	70,791	3,439,735
†Natera, Inc.	903	39,958
†NCR Corp.	136,193	3,673,125
NextEra Energy, Inc.	10,701	613,060
†NEXTracker, Inc. Class A	2,225	89,356
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
NIKE, Inc. Class B	41,108	$3,930,747
Norfolk Southern Corp.	13,822	2,721,966
NVIDIA Corp.	17,847	7,763,266
†Oceaneering International, Inc.	6,576	169,135
Oracle Corp.	427	45,228
†Palo Alto Networks, Inc.	5,093	1,194,003
Parker-Hannifin Corp.	3,087	1,202,448
Paycom Software, Inc.	1,531	396,942
†Paylocity Holding Corp.	1,521	276,366
†Penumbra, Inc.	449	108,618
PepsiCo, Inc.	28,352	4,803,963
Pfizer, Inc.	49,754	1,650,340
†Procore Technologies, Inc.	4,694	306,612
Procter & Gamble Co.	30,175	4,401,325
Progressive Corp.	4,130	575,309
Quanta Services, Inc.	5,161	965,468
†Repligen Corp.	1,362	216,572
Roper Technologies, Inc.	24,074	11,658,557
Ross Stores, Inc.	39,213	4,429,108
RTX Corp.	67,569	4,862,941
†Salesforce, Inc.	4,683	949,619
Schlumberger NV	42,776	2,493,841
†ServiceNow, Inc.	5,346	2,988,200
Sherwin-Williams Co.	6,656	1,697,613
†Shockwave Medical, Inc.	457	90,989
†Snowflake, Inc. Class A	1,381	210,975
†SPS Commerce, Inc.	706	120,451
Starbucks Corp.	16,000	1,460,320
Stryker Corp.	33,903	9,264,673
†Synopsys, Inc.	5,807	2,665,239
Target Corp.	74,945	8,286,669
†Tesla, Inc.	11,613	2,905,805
Texas Instruments, Inc.	39,122	6,220,789
Thermo Fisher Scientific, Inc.	4,639	2,348,123
†T-Mobile U.S., Inc.	53,420	7,481,471
†Toast, Inc. Class A	2,729	51,114
†Trade Desk, Inc. Class A	1,414	110,504
Tradeweb Markets, Inc. Class A	11,634	933,047
TransUnion	262	18,809
†Tyler Technologies, Inc.	1,158	447,150
†Uber Technologies, Inc.	15,029	691,184
United Parcel Service, Inc. Class B	38,794	6,046,821
UnitedHealth Group, Inc.	44,181	22,275,618
†Veeva Systems, Inc. Class A	2,073	421,752
Verisk Analytics, Inc.	262	61,895
Visa, Inc. Class A	55,179	12,691,722
Voya Financial, Inc.	23,052	1,531,805
Walmart, Inc.	26,430	4,226,950
†Walt Disney Co.	85,250	6,909,512
Wells Fargo & Co.	253,432	10,355,231
LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
West Pharmaceutical Services, Inc.	13,511	$5,069,462
Williams Cos., Inc.	51,317	1,728,870
†Workday, Inc. Class A	4,672	1,003,779
WW Grainger, Inc.	5,738	3,969,778
Zimmer Biomet Holdings, Inc.	67,863	7,615,586
		541,512,254
Uruguay–0.13%
†MercadoLibre, Inc.	934	1,184,200
		1,184,200
Total Common Stock (Cost $602,218,161)		838,780,072
WARRANT–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	0
Total Warrant (Cost $0)		0

	Principal Amount°
ΔCORPORATE BONDS–0.06%
United States–0.06%
Bausch Health Americas, Inc.
8.50% 1/31/27	177,000	89,828
9.25% 4/1/26	334,000	302,099
Bausch Health Cos., Inc. 9.00% 12/15/25	15,000	13,644
CoreLogic, Inc. 4.50% 5/1/28	131,000	99,400
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50% 9/1/25	84,000	70,183
Total Corporate Bonds (Cost $708,100)		575,154
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–0.15%
United States–0.15%
•CoreLogic, Inc. 8.82% (SOFR CME01M + 3.50%) 6/2/28	476,635	$439,496
∞Michaels Cos., Inc. 0.00% 4/15/28	256,314	233,361
•Neptune Bidco U.S., Inc.
10.15% (SOFR CME03M + 4.75%) 4/11/29	505,932	451,185
10.40% (SOFR CME03M + 5.00%) 4/11/29	265,000	237,949
Total Loan Agreements (Cost $1,342,741)		1,361,991

	Number of Shares
MONEY MARKET FUND–6.83%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	61,991,764	61,991,764
Total Money Market Fund (Cost $61,991,764)		61,991,764

	Principal Amount°
SHORT-TERM INVESTMENT–0.02%
U.S. TREASURY OBLIGATIONS–0.02%
≠U.S. Treasury Bills 0.01% 11/9/23	200,000	198,882
		198,882
Total Short-Term Investment (Cost $198,868)		198,882

TOTAL INVESTMENTS–99.51% (Cost $666,459,634)	902,907,863
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	4,419,532
NET ASSETS APPLICABLE TO 23,424,698 SHARES OUTSTANDING–100.00%	$907,327,395

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
∞Delayed settlement. Interest rate to be determined upon settlement date.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	15,477	USD	(20,014)	10/17/23	$—	$(1,129)
BOA	GBP	(14,648)	USD	18,965	10/17/23	1,092	—
BOA	JPY	(414,820,768)	USD	2,894,895	11/17/23	96,872	—
HSBC	EUR	(179,045)	USD	198,615	1/11/24	8,356	—
HSBC	EUR	20,837	USD	(22,689)	1/11/24	—	(547)
HSBC	GBP	(2,626)	USD	3,257	10/17/23	52	—
HSBC	KRW	(1,826,698,723)	USD	1,398,864	11/10/23	45,350	—
HSBC	KRW	189,950,623	USD	(146,524)	11/10/23	—	(5,779)
UBS	EUR	(3,787,301)	USD	4,172,939	1/11/24	148,408	—
UBS	EUR	100,736	USD	(106,434)	1/11/24	612	—
UBS	GBP	(421,201)	USD	551,225	10/17/23	37,264	—
UBS	GBP	7,391	USD	(9,295)	10/17/23	—	(276)
Total Foreign Currency Exchange Contracts						$338,006	$(7,731)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
39	British Pound	$2,976,188	$3,046,459	12/18/23	$—	$(70,271)
37	Euro	4,908,281	4,995,097	12/18/23	—	(86,816)
42	Japanese Yen	3,558,187	3,615,745	12/18/23	—	(57,558)
					—	(214,645)
Equity Contracts:
126	E-mini S&P 500 Index	27,250,650	28,379,733	12/15/23	—	(1,129,083)
32	E-mini S&P MidCap 400 Index	8,065,280	8,383,127	12/15/23	—	(317,847)
111	Euro STOXX 50 Index	4,933,594	4,998,280	12/15/23	—	(64,686)
32	FTSE 100 Index	2,995,003	2,944,875	12/15/23	50,128	—
17	Nikkei 225 Index (OSE)	3,624,331	3,723,350	12/7/23	—	(99,019)
					50,128	(1,610,635)
Total Futures Contracts					$50,128	$(1,825,280)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Canada	$12,961,361	$—	$—	$12,961,361
Denmark	81,227	—	—	81,227
France	42,919,937	—	—	42,919,937
Germany	45,356,885	—	—	45,356,885
Ireland	31,345,900	—	—	31,345,900
Israel	1,582,096	—	—	1,582,096
Japan	53,523,681	—	—	53,523,681
Netherlands	14,420,854	—	—	14,420,854
New Zealand	65,203	—	—	65,203
Republic of Korea	—	13,032,190	—	13,032,190
Singapore	1,702,524	—	—	1,702,524
Switzerland	3,001,883	—	—	3,001,883
Taiwan	6,804,270	—	—	6,804,270
United Kingdom	69,285,607	—	—	69,285,607
United States	541,512,254	—	—	541,512,254
Uruguay	1,184,200	—	—	1,184,200
Warrant	—	—	— *	—
Corporate Bonds	—	575,154	—	575,154
Money Market Fund	61,991,764	—	—	61,991,764
Loan Agreements	—	1,361,991	—	1,361,991
Short-Term Investment	—	198,882	—	198,882
Total Investments	$887,739,646	$15,168,217	$—	$902,907,863
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$338,006	$—	$338,006
Futures Contract	$50,128	$—	$—	$50,128
Liabilities:
Foreign Currency Exchange Contracts	$—	$(7,731)	$—	$(7,731)
Futures Contracts	$(1,825,280)	$—	$—	$(1,825,280)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
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